BLACKROCK VARIABLE SERIES FUNDS II, INC.

BlackRock Total Return V.I. Fund

(the “Fund”)

Supplement dated September 27, 2018

to the Statement of Additional Information (“SAI”) of the Fund,

dated July 17, 2018, as supplemented to date

Effective September 30, 2018, the following changes are made to the Fund’s SAI:

The chart listing investments and investment strategies in the section of the SAI entitled “I. Investment Objectives and Policies” as it relates to the Fund is deleted in its entirety and replaced with the following:

BlackRock Total Return V.I. Fund
144A Securities	X
Asset-Backed Securities	X
Asset-Based Securities	X
Precious Metal-Related Securities	X
Bank Loans	X
Borrowing and Leverage	X
Cash Flows; Expenses	X
Cash Management	X
Collateralized Debt Obligations	X
Collateralized Bond Obligations	X
Collateralized Loan Obligations	X
Commercial Paper	X
Commodity-Linked Derivative Instruments and Hybrid Instruments	X
Qualifying Hybrid Instruments	X
Hybrid Instruments Without Principal Protection	X
Limitations on Leverage	X
Counterparty Risk	X
Convertible Securities	X
Cyber Security Issues	X
Debt Securities	X
Depositary Receipts (ADRs, EDRs and GDRs)	X
Derivatives	X
Hedging	X
Indexed and Inverse Securities	X
Swap Agreements	X
Interest Rate Swaps, Caps and Floors	X

BlackRock Total Return V.I. Fund
Credit Default Swap Agreements and Similar Instruments	X
Contracts for Difference	X
Credit Linked Securities	X
Interest Rate Transactions and Swaptions	X
Total Return Swap Agreements	X
Types of Options	X
Options on Securities and Securities Indices	X
Call Options	X
Put Options	X
Options on Government National Mortgage Association (“GNMA”) Certificates	X
Risks Associated with Options	X
Futures	X
Risks Associated with Futures	X
Foreign Exchange Transactions	X
Forward Foreign Exchange Transactions	X
Currency Futures	X
Currency Options	X
Currency Swaps	X
Limitations on Currency Transactions	X
Risk Factors in Hedging Foreign Currency	X
Risk Factors in Derivatives	X
Credit Risk	X
Currency Risk	X
Leverage Risk	X
Liquidity Risk	X
Correlation Risk	X
Index Risk	X
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives	X
Distressed Securities	X
Dollar Rolls
Equity Securities	X
Exchange Traded Notes (“ETNs”)	X
Foreign Investment Risks	X
Foreign Market Risk	X
Foreign Economy Risk	X
Currency Risk and Exchange Risk	X

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BlackRock Total Return V.I. Fund
Governmental Supervision and Regulation/Accounting Standards	X
Certain Risks of Holding Fund Assets Outside the United States	X
Publicly Available Information	X
Settlement Risk	X
Funding Agreements
Guarantees	X
Illiquid or Restricted Securities	X
Inflation-Indexed Bonds	X
Inflation Risk	X
Information Concerning the Indexes
S&P 500 Index
Russell Indexes
MSCI Indexes
FTSE Indexes
Initial Public Offering (“IPO”) Risk
Interfund Lending Program	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions
Investment Grade Debt Obligations	X
Investment in Emerging Markets	X
Brady Bonds	X
Investment in Other Investment Companies	X
Exchange Traded Funds	X
Junk Bonds	X
Lease Obligations
Life Settlement Investments
Liquidity Management	X
Master Limited Partnerships	X
Merger Transaction Risk
Mezzanine Investments	X
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X
Money Market Securities	X
Mortgage-Related Securities	X
Mortgage-Backed Securities	X
Collateralized Mortgage Obligations (“CMOs”)	X

–  3  –

BlackRock Total Return V.I. Fund
Adjustable Rate Mortgage Securities	X
CMO Residuals	X
Stripped Mortgage-Backed Securities	X
Tiered Index Bonds	X
TBA Commitments	X
Municipal Investments	X
Risk Factors and Special Considerations Relating to Municipal Bonds	X
Description of Municipal Bonds	X
General Obligation Bonds	X
Revenue Bonds	X
Private Activity Bonds (“PABs”)	X
Moral Obligation Bonds	X
Municipal Notes	X
Municipal Commercial Paper	X
Municipal Lease Obligations	X
Tender Option Bonds
Yields	X
Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs	X
Transactions in Financial Futures Contracts	X
Call Rights	X
Municipal Interest Rate Swap Transactions	X
Insured Municipal Bonds	X
Build America Bonds	X
Net Interest Margin (“NIM”) Securities
Participation Notes
Pay-in-kind Bonds	X
Portfolio Turnover Rates	X
Preferred Stock	X
Real Estate Related Securities	X
Real Estate Investment Trusts (“REITs”)	X
Repurchase Agreements and Purchase and Sale Contracts	X
Reverse Repurchase Agreements
Rights Offerings and Warrants to Purchase	X
Risks of Investing in China	X
Securities Lending	X
Securities of Smaller or Emerging Growth Companies	X

–  4  –

BlackRock Total Return V.I. Fund
Short Sales
Sovereign Debt	X
Standby Commitment Agreements	X
Stripped Securities	X
Structured Notes	X
Supranational Entities	X
Tax-Exempt Derivatives
Tax-Exempt Preferred Shares
Taxability Risk
Trust Preferred Securities	X
U.S. Government Obligations	X
U.S. Treasury Obligations	X
Utility Industries	X
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X
Yields and Ratings	X
Zero Coupon Securities	X

Shareholders should retain this Supplement for future reference.

SAI-VAR-TRVI-0918SUP

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